Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Management Trust
Entity Central Index Key	0001605283
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000199848 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Class A
Trading Symbol	ICIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class A)	$41	0.40%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds a large portion of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class A shares of the Fund returned 6.10%. For the same time period, the ICE BofA US Treasury Bill Index returned 5.53%.
What contributed to performance?
•  The Fund’s allocations to investment grade corporate bonds, asset-backed securities and money market securities added the most to returns relative to the benchmark.
•  The Fund’s positions in financial corporate bonds, consumer cyclical, money market securities greater than 150 days to maturity and money market securities with maturities of 1-7 days had the largest positive effects on returns relative to the benchmark.
•  Duration and yield curve positioning added to relative performance.
What detracted from performance?
•  The Fund’s allocation to government securities detracted from relative performance.
•  The Fund’s positions in corporate technology, media and telecom debt, corporate banking debt, and government debt detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class A)	6.10%	2.28%	1.83%
ICE BofA US Treasury Bill Index	5.53%	2.28%	1.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the ICE BofA US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,778,010,564
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 4,208,484
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,778,010,564
Total number of portfolio holdings	191
Total advisory fees paid	$4,208,484
Portfolio turnover rate	75%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Security type allocation (% of total investments)
C000217952 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Class Y
Trading Symbol	ICIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class Y)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds a large portion of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 6.32%. For the same time period, the ICE BofA US Treasury Bill Index returned 5.53%.
What contributed to performance?
•  The Fund’s allocations to investment grade corporate bonds, asset-backed securities and money market securities added the most to returns relative to the benchmark.
•  The Fund’s positions in financial corporate bonds, consumer cyclical, money market securities greater than 150 days to maturity and money market securities with maturities of 1-7 days had the largest positive effects on returns relative to the benchmark.
•  Duration and yield curve positioning added to relative performance.
What detracted from performance?
•  The Fund’s allocation to government securities detracted from relative performance.
•  The Fund’s positions in corporate technology, media and telecom debt, corporate banking debt, and government debt detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class Y)	6.32%	2.42%	1.94%
ICE BofA US Treasury Bill Index	5.53%	2.28%	1.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the ICE BofA US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,778,010,564
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 4,208,484
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,778,010,564
Total number of portfolio holdings	191
Total advisory fees paid	$4,208,484
Portfolio turnover rate	75%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Security type allocation (% of total investments)
C000142880 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Institutional Class
Trading Symbol	ICIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Institutional Class)	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds a large portion of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Institutional Class shares of the Fund returned 6.33%. For the same time period, the ICE BofA US Treasury Bill Index returned 5.53%.
What contributed to performance?
•  The Fund’s allocations to investment grade corporate bonds, asset-backed securities and money market securities added the most to returns relative to the benchmark.
•  The Fund’s positions in financial corporate bonds, consumer cyclical, money market securities greater than 150 days to maturity and money market securities with maturities of 1-7 days had the largest positive effects on returns relative to the benchmark.
•  Duration and yield curve positioning added to relative performance.
What detracted from performance?
•  The Fund’s allocation to government securities detracted from relative performance.
•  The Fund’s positions in corporate technology, media and telecom debt, corporate banking debt, and government debt detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Institutional Class)	6.33%	2.43%	1.95%
ICE BofA US Treasury Bill Index	5.53%	2.28%	1.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the ICE BofA US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,778,010,564
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 4,208,484
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,778,010,564
Total number of portfolio holdings	191
Total advisory fees paid	$4,208,484
Portfolio turnover rate	75%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Security type allocation (% of total investments)
C000217951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Class R6
Trading Symbol	ICIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class R6)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds a large portion of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 6.31%. For the same time period, the ICE BofA US Treasury Bill Index returned 5.53%.
What contributed to performance?
•  The Fund’s allocations to investment grade corporate bonds, asset-backed securities and money market securities added the most to returns relative to the benchmark.
•  The Fund’s positions in financial corporate bonds, consumer cyclical, money market securities greater than 150 days to maturity and money market securities with maturities of 1-7 days had the largest positive effects on returns relative to the benchmark.
•  Duration and yield curve positioning added to relative performance.
What detracted from performance?
•  The Fund’s allocation to government securities detracted from relative performance.
•  The Fund’s positions in corporate technology, media and telecom debt, corporate banking debt, and government debt detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class R6)	6.31%	2.46%	1.96%
ICE BofA US Treasury Bill Index	5.53%	2.28%	1.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the ICE BofA US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,778,010,564
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 4,208,484
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,778,010,564
Total number of portfolio holdings	191
Total advisory fees paid	$4,208,484
Portfolio turnover rate	75%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Security type allocation (% of total investments)

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.